UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926

Morgan Stanley China A Share Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Aerospace & Defense (0.9%)
AECC Aviation Power Co., Ltd., Class A	1,419,100	$4,962

Auto Components (0.9%)
Zhejiang Yinlun Machinery Co. Ltd., Class A	4,536,380	5,037

Automobiles (2.9%)
SAIC Motor Corp., Ltd., Class A	3,291,600	15,921

Banks (13.2%)
China CITIC Bank Corp., Ltd. H Shares (a)	15,904,000	10,178
China Construction Bank Corp. H Shares (a)	18,376,000	16,056
Industrial & Commercial Bank of China Ltd., Class A	44,816,735	37,583
Industrial & Commercial Bank of China Ltd. H Shares (a)	3,918,000	2,863
Shanghai Pudong Development Bank Co., Ltd., Class A	3,870,700	5,974
		72,654
Beverages (1.0%)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	292,528	5,442

Capital Markets (3.0%)
CITIC Securities Co., Ltd. H Shares (a)	6,966,500	12,388
Huatai Securities Co., Ltd. H Shares (a)(b)	2,925,600	4,193
		16,581
Chemicals (1.9%)
Stanley Agricultural Group Co., Ltd., Class A	4,324,008	2,841
Tangshan Sanyou Chemical Industries Co.,Ltd., Class A	6,587,200	7,802
		10,643
Commercial Services & Supplies (3.0%)
Focused Photonics Hangzhou, Inc., Class A	4,656,400	16,797

Electrical Equipment (1.2%)
Xuji Electric Co., Ltd., Class A	5,083,267	6,819

Electronic Equipment, Instruments & Components (1.7%)
O-film Tech Co., Ltd., Class A BD5CLK903	4,875,100	9,558

Food & Staples Retailing (0.9%)
Zhongbai Holdings Group Co., Ltd., Class A	5,267,255	4,907

Food Products (2.7%)
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,950,994	14,746

Health Care Providers & Services (6.0%)
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,397,138	10,121
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	9,106,100	22,753
		32,874
Hotels, Restaurants & Leisure (6.4%)
China CYTS Tours Holding Co., Ltd., Class A	13,093,262	30,104
Tsui Wah Holdings Ltd.	47,523,000	5,039
		35,143

Household Durables (4.4%)
Qingdao Haier Co., Ltd., Class A	10,064,220	24,164

Insurance (7.3%)
China Pacific Insurance Group Co., Ltd., Class A	4,150,432	21,420
China Pacific Insurance Group Co., Ltd. H Shares (a)	4,971,600	19,179
		40,599
Media (5.0%)
China South Publishing & Media Group Co., Ltd., Class A	4,521,157	7,931
Qingdao Citymedia Co., Ltd., Class A	13,892,233	15,163
Southern Publishing & Media Co., Ltd., Class A	3,988,230	4,602
		27,696
Oil, Gas & Consumable Fuels (1.6%)
China Petroleum & Chemical Corp., Class A	8,481,951	8,777

Personal Products (1.8%)
Shanghai Jahwa United Co., Ltd., Class A	2,285,007	9,797

Pharmaceuticals (12.1%)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	14,053,234	52,021
Yunnan Baiyao Group Co., Ltd., Class A	1,425,470	14,550
		66,571
Professional Services (1.0%)
Bluefocus Intelligent Communications Group Co., Ltd., Class A	8,229,961	5,622

Real Estate Management & Development (6.8%)
China Fortune Land Development Co. Ltd., Class A	3,070,035	11,302
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	5,892,353	16,006
Huafa Industrial Co., Ltd. Zhuhai, Class A	10,191,221	10,427
		37,735
Road & Rail (1.7%)
Daqin Railway Co., Ltd., Class A	7,821,800	9,356

Software (4.3%)
Beijing Thunisoft Corp., Ltd., Class A	12,284,922	23,871

Transportation Infrastructure (6.7%)
Jiangsu Expressway Co., Ltd., Class A	5,836,800	7,702
Shenzhen Airport Co., Ltd., Class A	23,731,895	29,076
		36,778
Total Common Stocks (Cost $564,949)		543,050
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $9,110)	9,110,120	9,110
Total Investments (100.1%) (Cost $574,059) (d)(e)		552,160
Liabilities in Excess of Other Assets (-0.1%)		(333)
Net Assets (100.0%)		$551,827

(a)	Security trades on the Hong Kong exchange.

(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,735,000 and the aggregate gross unrealized depreciation is approximately $47,634,000, resulting in net unrealized depreciation of approximately $21,899,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.6%
Banks	13.2
Pharmaceuticals	12.1
Insurance	7.3
Real Estate Management & Development	6.8
Transportation Infrastructure	6.7
Hotels, Restaurants & Leisure	6.4
Health Care Providers & Services	5.9
Media	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley China A Share Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,962	$—	$—	$4,962
Auto Components	5,037	—	—	5,037
Automobiles	15,921	—	—	15,921
Banks	72,654	—	—	72,654
Beverages	5,442	—	—	5,442
Capital Markets	16,581	—	—	16,581
Chemicals	10,643	—	—	10,643
Commercial Services & Supplies	16,797	—	—	16,797
Electrical Equipment	6,819	—	—	6,819
Electronic Equipment, Instruments & Components	9,558	—	—	9,558
Food & Staples Retailing	4,907	—	—	4,907
Food Products	14,746	—	—	14,746
Health Care Providers & Services	32,874	—	—	32,874
Hotels, Restaurants & Leisure	35,143	—	—	35,143
Household Durables	24,164	—	—	24,164
Insurance	40,599	—	—	40,599
Media	27,696	—	—	27,696
Oil, Gas & Consumable Fuels	8,777	—	—	8,777
Personal Products	9,797	—	—	9,797
Pharmaceuticals	52,021	14,550	—	66,571
Professional Services	5,622	—	—	5,622
Real Estate Management & Development	37,735	—	—	37,735
Road & Rail	9,356	—	—	9,356
Software	23,871	—	—	23,871
Transportation Infrastructure	36,778	—	—	36,778
Total Common Stocks	528,500	14,550	—	543,050
Short-Term Investment
Investment Company	9,110	—	—	9,110
Total Assets	$537,610	$14,550	$—	$552,160

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley China A Share Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018